AQR FUNDS

Supplement dated January 14, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated January 29, 2025, as amended (the “SAI”), of the

AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.	Effective immediately, the “Investment Advisory and Other Services—Portfolio Manager Holdings” section of the SAI, beginning on page 39, is hereby restated in its entirety as follows:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of September 30, 2024, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR International Momentum Style Fund	None
	AQR Large Cap Momentum Style Fund	None
	AQR Small Cap Momentum Style Fund	None
	AQR Emerging Multi-Style II Fund	None
	AQR International Multi-Style Fund	None
	AQR Large Cap Multi-Style Fund	None
	AQR Small Cap Multi-Style Fund	None
Clifford S. Asness, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Defensive Style Fund	None
	AQR Large Cap Defensive Style Fund	None
	AQR International Momentum Style Fund	$10,001-$50,000
	AQR Large Cap Momentum Style Fund	$100,001-$500,000
	AQR Small Cap Momentum Style Fund	$50,001-$100,000
	AQR Emerging Multi-Style II Fund	$100,001-$500,000
	AQR International Multi-Style Fund	$50,001-$100,000
	AQR Large Cap Multi-Style Fund	$100,001-$500,000
	AQR Small Cap Multi-Style Fund	$100,001-$500,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Jordan Brooks, Ph.D., M.A.	AQR Global Equity Fund	None
John J. Huss	AQR Global Equity Fund	$10,001-$50,000
	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR International Momentum Style Fund	$10,001-$50,000
	AQR Large Cap Momentum Style Fund	$10,001-$50,000
	AQR Small Cap Momentum Style Fund	$10,001-$50,000
	AQR Emerging Multi-Style II Fund	$10,001-$50,000
	AQR International Multi-Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	$10,001-$50,000
	AQR Small Cap Multi-Style Fund	$10,001-$50,000
John M. Liew, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
Laura Serban, Ph.D.	AQR Global Equity Fund	None
	AQR International Defensive Style Fund	None
	AQR Large Cap Defensive Style Fund	None
	AQR International Momentum Style Fund	None
	AQR Large Cap Momentum Style Fund	None
	AQR Small Cap Momentum Style Fund	None
	AQR Emerging Multi-Style II Fund	None
	AQR International Multi-Style Fund	None
	AQR Large Cap Multi-Style Fund	None
	AQR Small Cap Multi-Style Fund	None

2.	Effective immediately, the “Investment Advisory and Other Services—Other Accounts Managed” section of the SAI, beginning on page 41, is hereby restated in its entirety as follows:

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of September 30, 2024:

			NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	20	$11,265,679,248	14	$5,905,096,935	32	$15,173,452,160

Clifford S. Asness, Ph.D., M.B.A.	27	$16,567,950197	30	$12,095,819,123	47	$23,016,918,958

Jordan Brooks, Ph.D., M.A.	12	$7,175,483,758	12	$1,542,619,881	12	$7,602,516,943

John J. Huss	29	$14,697,583,328	29	$10,210,910,899	41	$20,604,756,982

John M. Liew, Ph.D., M.B.A.	11	$4,005,216,143	17	$6,977,116,845	13	$7,347,141,168

Laura Serban, Ph.D.	14	$9,894,236,441	12	$4,924,685,289	32	$17,330,334,892

			NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	1	$133,059,051	8	$4,502,417,851	7	$4,504,723,652

Clifford S. Asness, Ph.D., M.B.A.	0	-	20	$9,446,441,609	16	$9,234,179,250

Jordan Brooks, Ph.D., M.A.	0	-	7	$1,131,614,422	5	$4,137,657,311

John J. Huss	1	$133,059,051	21	$9,148,194,326	11	$7,725,681,908

John M. Liew, Ph.D., M.B.A.	0	-	10	$4,470,883,713	8	$5,397,033,227

Laura Serban, Ph.D.	1	$133,059,051	7	$4,341,758,006	9	$7,317,901,223

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE